Common Stock	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Note 4 - Common Stock

(4)  Common Stock

On December 12, 2012, the Company issued 7,750,000 shares of its common stock to the founders of the Company.

Between March 15, 2013 and April 30, 2013 the Company issued 2,006,000 shares of its common stock to investors for $34,000.